Financial Risks - Summary of Composition of Shares by Industry Sector in Unrealized Loss Position (Detail) - Aegon US, NL [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	€ 86	€ 34
Unrealized losses	(20)	(13)
Financial Industry [member]
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	49	19
Unrealized losses	(15)	(12)
Other industry [member]
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	37	14
Unrealized losses	€ (6)	€ (2)